Summary of Significant Accounting Policies (Details) - Schedule of summarizes the results of operations - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Summarizes The Results Of Operations Abstract
Hosting Revenue	$ 55,014	$ 128,336	$ 129,934	$ 336,074
Cost of Sales	27,256	56,641
Net Income from Discontinued Operations	$ 27,758	$ 71,695	$ 73,614	$ 205,713